Cover	Jul. 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2022
Entity File Number	333-168895
Entity Registrant Name	QUEST WATER GLOBAL, INC.
Entity Central Index Key	0001487091
Entity Tax Identification Number	27-1994359
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Suite 209 – 828 Harbourside Drive
Entity Address, City or Town	North Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7P 3R9
City Area Code	(888)
Local Phone Number	897-5536
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false